FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

26.                               FINANCIAL INSTRUMENTS

Financial Risk Management

Financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable and accrued liabilities.  Our financial instruments also include derivatives which we occasionally use to reduce our exposure to currency associated with its revenues.

We have exposure to the following business risks:

We depend on a small number of customers for a significant portion of our revenue. In 2011, three customers individually accounted for more than 10% of our revenue and, in aggregate, these three customers represented 36% of our revenue.  In the years ended 2010 and 2009, two customers individually accounted for more than 10% of our revenue and, in aggregate, represented 26% and 40% of our revenue, respectively.

At December 31, 2011, three customers individually accounted for more than 10% of our accounts receivable (2010 — two customers individually accounted for more than 10% of our accounts receivable).

We maintain substantially all of our cash and cash equivalents with major financial institutions or government instruments. Our deposits with banks may exceed the amount of insurance provided on such deposits.

We outsource manufacturing of our products to third parties and, accordingly, we are dependent upon the development and deployment by third parties of their manufacturing abilities. The inability of any supplier or manufacturer to fulfill our supply requirements could impact future results. We have supply commitments to our contract manufacturers based on our estimates of customer and market demand. Where actual results vary from our estimates, whether due to execution on our part or market conditions, we are at risk.

Financial instruments that potentially subject us to concentrations of credit risk are primarily accounts receivable. We perform on-going credit evaluations of our customer’s financial condition and require letters of credit or other guarantees whenever deemed appropriate.

Although substantially all of our revenues are received in U.S. dollars, we incur operating costs and have obligations related to our facilities restructuring that are denominated in other currencies. Fluctuations in the exchange rates between these currencies could have a material impact on our business, financial condition and results of operations.

We are generating an increasing portion of our revenue from sales to customers outside of North America including Europe, the Middle East and Asia.  We have experienced increased exposure to Euro fluctuations due to the acquisition of Wavecom. Wavecom, whose functional currency is the Euro, occasionally uses derivatives such as foreign currency forward and options contracts, to reduce the foreign exchange risk on cash flows from firm and highly probable commitments denominated in U.S. dollars. To manage our foreign currency risks, we may enter into more such contracts should we consider it to be advisable to reduce our exposure to future foreign exchange fluctuations.  As at December 31, 2011 and 2010, we had no such contracts in place.

We are subject to risks typical of an international business including, but not limited to, differing economic conditions, changes in political climate, differing tax structures other regulations and restrictions and foreign exchange rate volatility.  Accordingly, our future results could be materially affected by changes in these or other factors.